As filed with the Securities and Exchange Commission on January 26, 2021

1933 Act File No. 333-

1940 Act File No. 811-23505

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

[X]	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]	Pre-Effective Amendment No.
[ ]	Post-Effective Amendment No.

                           and

[X]	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]	Amendment No. 6

PIMCO Dynamic Income Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

1633 Broadway

New York, New York 10019

(Address of Principal Executive Offices)

(Number, Street, City, State, Zip Code)

(844) 337-4626

(Registrant’s Telephone Number, including Area Code)

Ryan G. Leshaw

c/o Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, California 92660

(Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)

Copies of Communications to:

David C. Sullivan, Esq. Nathan Briggs, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199	Clifford R. Cone, Esq. Jefferey D. LeMaster, Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Approximate Date of Commencement of Proposed Public Offering:

Upon the effectiveness of this Registration Statement.

If the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans, check the following box [  ].

If any of the securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), other than securities offered in connection with a dividend reinvestment plan, check the following box [  ].

If this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto, check the following box [  ].

If this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Securities and Exchange Commission pursuant to Rule 462(e) under the Securities Act, check the following box [  ].

If this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act, check the following box [  ].

It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to Section 8(c) of the Securities Act.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed registration statement.

☒ This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-235966 .

☐ This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is .

☐ This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is .

Check each box that appropriately characterizes the Registrant:

☒ Registered closed-end fund.

☐ Business development company.

☐ Interval fund.

☐ A.2 Qualified.

☐ Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934).

☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act.

☒ New Registrant.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Shares, par value $0.00001	11,738,275	$20.00	$234,765,500	$25,612.92

(1)	Estimated solely for purposes of calculating the registration fee.
(2)	Includes common shares that may be offered by the Underwriters pursuant to an option to cover over-allotments.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-235966), including the prospectus and statement of additional information included therein and the exhibits thereto (other than consents refiled herewith), declared effective on January 26, 2021, are incorporated herein by reference.

CERTIFICATION

The Registrant hereby certifies to the Securities and Exchange Commission (the “Commission”) that (1) it will instruct its bank to pay the filing fee set forth on the cover page of this Registration Statement by a wire transfer of such amount to the Commission’s account at U.S. Bank as soon as practicable (but no later than the close of business as of January 27, 2021), (2) it will not revoke such instructions, (3) it has sufficient funds in the relevant account to cover the amount of such filing fee and (4) it will confirm receipt of such instructions by its bank during regular business hours no later than January 27, 2021.

PART C—OTHER INFORMATION

Item 25:	Financial Statements and Exhibits

1.	Financial Statements:

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), were filed in Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2 (File No. 333-235966) as filed on December 14, 2020, and are incorporated by reference.

2.	Exhibits:

a.

Amended and Restated Agreement and Declaration of Trust dated December 2, 2020, incorporated by reference to Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement filed on December 23, 2020.

b.	Amended and Restated Bylaws of Registrant dated December 2, 2020, incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement filed on December 14, 2020.

c.	None.

d.1	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Form of Amended and Restated Agreement and Declaration of Trust (see a. above).

d.2	Article 10 (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Bylaws of Registrant (see b. above).

d.3	Form of Share Certificate of the Common Shares, incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement filed on December 14, 2020.

e.	Terms and Conditions of Dividend Reinvestment Plan, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on November 18, 2020.

f.	None.

g.1

Investment Management Agreement between Registrant and Pacific Investment Management Company LLC, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on November 18, 2020.

g.2

Investment Management Agreement between Pacific Investment Management Company LLC and each of PDOLS I LLC, CLM 4365 LLC and RLM 4365 LLC, incorporated by reference to Pre-Effective Amendment No. 5 to the Registrant’s Registration Statement filed on January 25, 2021.

h.1	Form of Underwriting Agreement, incorporated by reference to Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement filed on December 23, 2020.

h.2	Form of Master Selected Dealer Agreement, incorporated by reference to Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement filed on December 23, 2020.

h.3	Form of Master Agreement Among Underwriters, incorporated by reference to Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement filed on December 23, 2020.

h.4

Form of Structuring and Syndication Fee Agreement between Pacific Investment Management Company LLC and Morgan Stanley & Co. LLC, incorporated by reference to Pre-Effective Amendment No. 5 to the Registrant’s Registration Statement filed on January 25, 2021.

h.5

Form of Structuring Fee Agreement between Pacific Investment Management Company LLC and BofA Securities, Inc., incorporated by reference to Pre-Effective Amendment No. 5 to the Registrant’s Registration Statement filed on January 25, 2021.

h.6

Form of Structuring Fee Agreement between Pacific Investment Management Company LLC and UBS Securities LLC, incorporated by reference to Pre-Effective Amendment No. 5 to the Registrant’s Registration Statement filed on January 25, 2021.

h.7

Form of Fee Agreement between Pacific Investment Management Company LLC and RBC Capital Markets LLC, incorporated by reference to Pre-Effective Amendment No. 5 to the Registrant’s Registration Statement filed on January 25, 2021.

h.8

Form of Fee Agreement between Pacific Investment Management Company LLC and Stifel, Nicolaus & Company, Incorporated, incorporated by reference to Pre-Effective Amendment No. 5 to the Registrant’s Registration Statement filed on January 25, 2021.

h.9

Form of Fee Agreement between Pacific Investment Management Company LLC and Qualifying Underwriters, incorporated by reference to Pre-Effective Amendment No. 5 to the Registrant’s Registration Statement filed on January 25, 2021.

h.10

Form of Engagement Letter between Pacific Investment Company LLC and Charles Schwab & Co., Inc., incorporated by reference to Pre-Effective Amendment No. 5 to the Registrant’s Registration Statement filed on January 25, 2021.

h.11	Form of Fee Agreement, incorporated by reference to Pre-Effective Amendment No. 5 to the Registrant’s Registration Statement filed on January 25, 2021.

i.	None.

j.1

Custody and Investment Accounting Agreement between Registrant and State Street Bank and Trust Company, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on November 18, 2020.

j.2

Supplement to Custody and Investment Accounting Agreement between Registrant and State Street Bank and Trust Company, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on November 18, 2020.

k.1

Transfer Agency Services Agreement between Registrant and American Stock Transfer & Trust Company, LLC, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on November 18, 2020.

k.2

Amendment to Transfer Agency and Registrant Services Agreement between Registrant and American Stock Transfer & Trust Company, LLC, incorporated by reference to Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement filed on December 23, 2020.

k.3

Organizational and Offering Expenses Agreement between Registrant and Pacific Investment Management Company LLC, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on November 18, 2020.

k.4

Amended and Restated Support Services Agreement between Registrant and PIMCO Investments LLC, incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement filed on December 14, 2020.

l.	Opinion and consent of Ropes & Gray LLP, filed herewith.

m.	None.

n.	Consent of Registrant’s independent registered public accounting firm, filed herewith.

o.	None.

p.	Subscription Agreement, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on November 18, 2020.

q.	None.

r.1	Code of Ethics of Registrant, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on November 18, 2020.

r.2	Code of Ethics of Pacific Investment Management Company LLC, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on November 18, 2020.

r.3

Code of Ethics Pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 for Principal Executive and Senior Financial Officers, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on November 18, 2020.

s.1

Power of Attorney for Deborah A. DeCotis, James A. Jacobson, Hans W. Kertess, William B. Ogden, IV and Alan Rappaport, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on November 18, 2020.

s.2	Power of Attorney for Joseph B. Kittredge, Jr., incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on November 18, 2020.

s.3	Power of Attorney for Eric D. Johnson, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on November 18, 2020.

s.4	Power of Attorney for Bijal Parikh, incorporated by reference to Pre-Effective Amendment No. 5 to the Registrant’s Registration Statement filed on January 25, 2021.

t.	Certified Resolution of the Board of Trustees of Registrant, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on November 18, 2020.

Item 26:	Marketing Arrangements

See the Form of Underwriting Agreement, the Form of Master Selected Dealer Agreement, the Form of Master Agreement Among Underwriters, the Form of Structuring and Syndication Fee Agreement between Pacific Investment Management Company LLC and Morgan Stanley & Co. LLC, the Form of Structuring Fee Agreement between Pacific Investment Management Company LLC and BofA Securities, Inc., the Form of Structuring Fee Agreement between Pacific Investment Management Company LLC and UBS Securities LLC, the Form of Fee Agreement between Pacific Investment Management Company LLC and RBC Capital Markets LLC, the Form of Fee Agreement between Pacific Investment Management Company LLC and Stifel, Nicolaus & Company, Incorporated, the Form of Structuring Fee Agreement between Pacific Investment Management Company LLC and Qualifying Underwriters, the Form of Engagement Letter between Pacific Investment Management Company LLC and Charles Schwab & Co., Inc. and the Form of Fee Agreement, filed as Exhibit h.1, Exhibit h.2, Exhibit h.3, Exhibit h.4, Exhibit h.5, Exhibit h.6, Exhibit h.7, Exhibit h.8, Exhibit h.9, Exhibit h.10 and Exhibit h.11, respectively, to the Registration Statement previously filed on Form N-2 (File No. 333-235966).

Item 27:	Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$	243,833.62
Financial Industry Regulatory Authority, Inc. Fees	$	225,500
Printing and Engraving Expenses	$	180,000
Legal Fees	$	1,350,000
New York Stock Exchange Fees	$	40,000
Accounting Expenses	$	152,500
Transfer Agent Fees	$	5,000
Trustee Fees	$	37,912
Marketing Expenses	$	100,000
Miscellaneous Expenses	$	—

Total*	$	2,334,745.62

*

Estimated expenses. The expenses set forth above include the expenses associated with the issuance and distribution of the Fund’s Common Shares of beneficial interest whose offering was registered pursuant to the Fund’s Registration Statement on Form N-2 (File No. 333-235966).

Item 28:	Persons Controlled by or under Common Control with Registrant

The Registrant owns 100% of the following consolidated subsidiaries: PDOLS I LLC, CLM 4365 LLC and RLM 4365 LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”). Each Subsidiary is a Delaware limited liability company.

Item 29:	Number of Holders of Securities

At December 31, 2020:

Title of Class	Number of Record Holders
Common Shares, par value $0.00001	1

Item 30:	Indemnification

Reference is made to Article VIII, Sections 1 through 5, of the Registrant’s Amended and Restated Agreement and Declaration of Trust, previously filed as an exhibit to the Registration Statement on Form N-2 (File No. 333-235966).

The form of Underwriting Agreement incorporated by reference herein provides for each of the parties thereto, including the Registrant and the underwriters, to indemnify others, their directors or trustees, officers, agents, affiliates and persons who control them against certain liabilities in connection with the offering as described herein, including certain liabilities under the federal securities laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Amended and Restated Agreement and Declaration of Trust of PIMCO Dynamic Income Opportunities Fund (the “Fund”), its Bylaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Reference is made to Section 9.4 of the Form of Master Agreement Among Underwriters previously filed as an exhibit to the Registration Statement on Form N-2 (File No. 333-235966).

Item 31:	Business and Other Connections of Investment Adviser

Pacific Investment Management Company LLC (“PIMCO”) is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The list required by this Item 31 of officers and directors of PIMCO, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by PIMCO pursuant to the Advisers Act (SEC File No. 801-48187).

Item 32:	Location of Accounts and Records

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the 1940 Act and the rules thereunder will be maintained at the offices of PIMCO, 1633 Broadway, New York, New York 10019 or the Registrant’s custodian, State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105.

Item 33:	Management Services

Not applicable.

Item 34:	Undertakings

1.       Registrant undertakes to suspend the offering of its common shares of beneficial interest until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.       Not applicable.

3.       Not applicable.

4.       The Registrant undertakes that:

a.       For the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 424(b)(1) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

b.       For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

5.       Not applicable.

6.       Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

7.       The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 26th day of January, 2021.

PIMCO DYNAMIC INCOME OPPORTUNITIES FUND

By:	/s/ Eric D. Johnson*
Name:	Eric D. Johnson
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Capacity	Date

/s/ Eric D. Johnson*	President (Principal Executive Officer)	January 26, 2021
Eric D. Johnson

/s/ Bijal Parikh**	Treasurer (Principal Financial & Accounting Officer)	January 26, 2021
Bijal Parikh

/s/ Deborah A. DeCotis*	Trustee	January 26, 2021
Deborah A. DeCotis

/s/ Hans W. Kertess*	Trustee	January 26, 2021
Hans W. Kertess

/s/ Joseph B. Kittredge, Jr.*	Trustee	January 26, 2021
Joseph B. Kittredge, Jr.

/s/ William B. Ogden, IV*	Trustee	January 26, 2021
William B. Ogden, IV

/s/ Alan Rappaport*	Trustee	January 26, 2021
Alan Rappaport

*, **By:	/s/ David C. Sullivan
David C. Sullivan
as attorney-in fact

*Pursuant to powers of attorney filed as an exhibit to the Fund’s Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2, Registration Nos. 333-235966 and 811-23505 (filed November 18, 2020).

** Pursuant to power of attorney filed as an exhibit to the Fund’s Pre-Effective Amendment No. 5 to the Fund’s Registration Statement on Form N-2, Registration Nos. 333-235966 and 811-23505 (filed January 25, 2021).

INDEX OF EXHIBITS

Exhibit	Exhibit Name

l.	Opinion and consent of Ropes & Gray LLP.

n.	Consent of Registrant’s independent registered public accounting firm.